A MESSAGE TO VARIABLE ANNUITY CONTRACT
OWNERS

The Stock Markets witnessed significant increases during 1995, with the S&P 500 achieving a total return of 37.6% for the year, compared to a total return of 1.2% for 1994. At the same time long term interest rates have significantly declined since the beginning of the year.
At December 31, 1994, the 30 year treasury bond yielded 7.9%, compared to a yield of 5.9% at December 31, 1995.

Short term rates are somewhat lower than a year ago, with the 3 month Treasury Bill ending the year at 5.1% compared to 5.7% at the beginning of the year.

The U.S. Gross Domestic Product for 1995 increased by nearly 3%.
Inflation remained low with the Consumer Price Index increasing by approximately 2.6% this year, a slight reduction from 1994.

THE OUTLOOK. For 1996, we expect moderate economic growth and continuing low inflation with interest rates remaining near current levels. At the time of this report, macroeconomics indicators are showing mixed signs. While the expansion is slowing, business profits are expected to continue to improve, albeit at a slower rate than in 1995.


                                Respectfully,



                                Thomas Y. Moon
                                President
                                Bankers Security Life Insurance Society

   BANKERS SECURITY VARIABLE ANNUITY FUNDS 134, 130, 132, 133, 030, 032 AND 033
                          STATEMENTS OF ASSETS AND LIABILITIES
                                    December 31, 1995

                                                                Non-Qualified (P)
                                                 ----------------------------------------------
                     ASSETS                       Fund 134   Fund 130    Fund 132    Fund 133
                                                 ---------- ----------- ----------- -----------
Daily Cash Accumulation Fund
  (10,252 shares at net asset value of
  $1.00 per share; cost $10,252)................$   10,252
Oppenheimer Money Fund
  (2,750,493 shares at net asset value of
  $1.00 per share; cost $2,750,493).............           $ 2,750,493
Oppenheimer Capital Appreciation Fund
  (81,245 shares at net asset value of
  $34.21 per share; cost $994,038)..............                       $ 2,779,391
Oppenheimer High Income Fund
  (69,039 shares at net asset value of
  $10.63 per share; cost $627,601)..............                                   $   733,885
Oppenheimer Money Fund
  (380,084 shares at net asset value of
  $1.00 per share; cost $380,084)...............
Oppenheimer Capital Appreciation Fund
  (90,857 shares at net asset value of
  $34.21 per share; cost $1,172,559)............
Oppenheimer High Income Fund
  (26,285 shares at net asset value of
  $10.63 per share; cost $237,254)..............
Net receivable from Bankers Security for contract
 charges and reserve transfers..................       -           -         3,944         -
                                                 ---------- ----------- ----------- -----------
                                                    10,252   2,750,493   2,783,335     733,885
                  LIABILITIES
Net payable to Bankers Security for contract
 charges and reserve transfers..................        31       2,988        -            329
                                                 ---------- ----------- ----------- -----------
      Net Assets                                $   10,221 $ 2,747,505 $ 2,783,335 $   733,556
                                                 ========== =========== =========== ===========

Accumulation Units Outstanding                       4,313   1,157,201     510,219     198,796
                                                 ========== =========== =========== ===========

Accumulation Unit Value                         $     2.37 $      2.24 $      5.36 $      3.69
                                                 ========== =========== =========== ===========


                                                           Qualified (Q)
                                                 ----------------------------------- Combined
                     ASSETS                       Fund 030   Fund 032    Fund 033     P and Q
                                                 ---------- ----------- ----------- -----------
Daily Cash Accumulation Fund
  (10,252 shares at net asset value of
  $1.00 per share; cost $10,252)................                                   $    10,252
Oppenheimer Money Fund
  (2,750,493 shares at net asset value of
  $1.00 per share; cost $2,750,493).............                                     2,750,493
Oppenheimer Capital Appreciation Fund
  (81,245 shares at net asset value of
  $34.21 per share; cost $994,038)..............                                     2,779,391
Oppenheimer High Income Fund
  (69,039 shares at net asset value of
  $10.63 per share; cost $627,601)..............                                       733,885
Oppenheimer Money Fund
  (380,084 shares at net asset value of
  $1.00 per share; cost $380,084)...............$  380,084                             380,084
Oppenheimer Capital Appreciation Fund
  (90,857 shares at net asset value of
  $34.21 per share; cost $1,172,559)............           $ 3,108,218               3,108,218
Oppenheimer High Income Fund
  (26,285 shares at net asset value of
  $10.63 per share; cost $237,254)..............                       $   279,410     279,410
Net receivable from Bankers Security for contract
 charges and reserve transfers..................     6,160         -           818      10,922
                                                 ---------- ----------- ----------- -----------
                                                   386,244   3,108,218     280,228  10,052,655
                  LIABILITIES
Net payable to Bankers Security for contract
 charges and reserve transfers..................       -         1,363        -          4,711
                                                 ---------- ----------- ----------- -----------
      Net Assets                                $  386,244 $ 3,106,855 $   280,228 $10,047,944
                                                 ========== =========== =========== ===========

Accumulation Units Outstanding                     194,092     645,916      82,908   2,793,445
                                                 ========== =========== =========== ===========

Accumulation Unit Value                         $     1.99 $      4.81 $      3.38
                                                 ========== =========== ===========

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        Year Ended December 31, 1995

                                                                 Non-Qualified (P)
                                                 ----------------------------------------------------------------------------------
                                                  Fund 134   Fund 130    Fund 132    Fund 133
                                                 ---------- ----------- ----------- -----------
Income -
  Reinvested dividends..........................$    2,066 $   158,068 $    11,872 $    70,655
Expenses -
  Mortality and expense guarantee fees...........     (393)    (28,249)    (24,063)     (6,787)
                                                 ---------- ----------- ----------- -----------
Net investment income (expense)..................    1,673     129,819     (12,191)     63,868

Net realized gain ...............................      -           -        16,672       4,306
Net unrealized gain..............................      -           -       660,444      52,910
                                                 ---------- ----------- ----------- -----------
Increase in net assets resulting from operations.    1,673     129,819     664,924     121,084

Net contracts purchased..........................      -         2,351       8,597         150
Transfers among funds, net.......................  (79,842)   (144,368)    198,864      25,308
Reserve transfers from Bankers Security..........      -        59,042       6,805         -
Payments to contract owners -
  surrenders and other benefits..................      (41)   (325,592)   (230,019)    (76,523)
                                                 ---------- ----------- ----------- -----------
Net increase (decrease) in net assets............  (78,210)   (278,748)    649,172      70,019

Net assets, beginning of year....................   88,431   3,026,253   2,134,163     663,537
                                                 ---------- ----------- ----------- -----------
Net assets, end of year.........................$   10,221 $ 2,747,505 $ 2,783,335 $   733,556
                                                 ========== =========== =========== ===========


                                                           Qualified (Q)
                                                 ----------------------------------- Combined
                                                  Fund 030   Fund 032    Fund 033     P and Q
                                                 ---------- ----------- ----------- -----------
Income -
  Reinvested dividends..........................$   28,164 $    15,643 $    29,728 $   316,196
Expenses -
  Mortality and expense guarantee fees...........   (5,079)    (30,429)     (2,971)    (97,971)
                                                 ---------- ----------- ----------- -----------
Net investment income (expense)..................   23,085     (14,786)     26,757     218,225

Net realized gain ...............................      -       367,032       2,425     390,435
Net unrealized gain..............................      -       495,509      21,371   1,230,234
                                                 ---------- ----------- ----------- -----------
Increase in net assets resulting from operations.   23,085     847,755      50,553   1,838,894

Net contracts purchased..........................   11,832      86,358      22,031     131,319
Transfers among funds, net.......................  (11,924)     13,786      (1,862)        (38)
Reserve transfers from Bankers Security..........      -           -           -        65,847
Payments to contract owners -
  surrenders and other benefits.................. (188,093)   (768,689)    (48,289) (1,637,246)
                                                 ---------- ----------- ----------- -----------
Net increase (decrease) in net assets............ (165,100)    179,210      22,433     398,776

Net assets, beginning of year....................  551,344   2,927,645     257,795   9,649,168
                                                 ---------- ----------- ----------- -----------
Net assets, end of year.........................$  386,244 $ 3,106,855 $   280,228 $10,047,944
                                                 ========== =========== =========== ===========

See accompanying notes to financial statements.

      BANKERS SECURITY VARIABLE ANNUITY FUNDS 134, 130, 132, 133, 030, 032 & 033
                  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                            Year Ended December 31, 1994

                                                                Non-Qualified (P)
                                                 ----------------------------------------------------------------------------------
                                                  Fund 134   Fund 130    Fund 132    Fund 133
                                                 ---------- ----------- ----------- -----------
Income -
  Reinvested dividends..........................$    2,249 $   131,794 $   350,833 $    74,611
Expenses -
  Mortality and expense guarantee fees...........     (665)    (33,351)    (24,997)     (8,760)
                                                 ---------- ----------- ----------- -----------
Net investment income............................    1,584      98,443     325,836      65,851

Net realized gain (loss).........................        -           -     197,731       9,417
Net unrealized loss..............................        -           -    (822,343)   (115,308)
                                                 ---------- ----------- ----------- -----------
Increase (decrease) in net assets resulting from
  operations.....................................    1,584      98,443    (298,776)    (40,040)

Net contracts purchased..........................        -       1,101       7,967      13,799
Transfers among funds, net.......................   76,516      99,274    (103,752)    (63,953)
Payments to contract owners -
  surrenders and other benefits..................      (59)   (761,092)   (365,897)    (12,025)
                                                 ---------- ----------- ----------- -----------
Net increase (decrease) in net assets............   78,041    (562,274)   (760,458)   (102,219)

Net assets, beginning of year....................   10,390   3,588,527   2,894,621     765,756
                                                 ---------- ----------- ----------- -----------
Net assets, end of year.........................$   88,431 $ 3,026,253 $ 2,134,163 $   663,537
                                                 ========== =========== =========== ===========


                                                           Qualified (Q)
                                                 ----------------------------------- Combined
                                                  Fund 030   Fund 032    Fund 033     P and Q
                                                 ---------- ----------- ----------- -----------
Income -
  Reinvested dividends..........................$   22,393 $   423,443 $    26,243 $ 1,031,566
Expenses -
  Mortality and expense guarantee fees...........   (5,807)    (32,888)     (3,142)   (109,610)
                                                 ---------- ----------- ----------- -----------
Net investment income............................   16,586     390,555      23,101     921,956

Net realized gain (loss).........................        -     (53,887)      1,986     155,247
Net unrealized loss..............................        -    (669,536)    (37,493) (1,644,680)
                                                 ---------- ----------- ----------- -----------
Increase (decrease) in net assets resulting from
  operations.....................................   16,586    (332,868)    (12,406)   (567,477)

Net contracts purchased..........................    7,077      32,615           -      62,559
Transfers among funds, net.......................   17,045      (8,939)     (8,133)      8,058
Payments to contract owners -
  surrenders and other benefits.................. (133,351)   (517,011)    (66,955) (1,856,390)
                                                 ---------- ----------- ----------- -----------
Net increase (decrease) in net assets............  (92,643)   (826,203)    (87,494) (2,353,250)

Net assets, beginning of year....................  643,987   3,753,848     345,289  12,002,418
                                                 ---------- ----------- ----------- -----------
Net assets, end of year.........................$  551,344 $ 2,927,645 $   257,795 $ 9,649,168
                                                 ========== =========== =========== ===========

See accompanying notes to financial statements.



                         	NOTES TO FINANCIAL STATEMENTS
	                              DECEMBER 31, 1995

NOTE 1 - ORGANIZATION

Bankers Security Variable Annuity Funds P and Q for The Centennial Annuity Plan (the "Separate Accounts") were established under the provisions of New York insurance laws by Bankers Security Life Insurance Society ("Bankers Security") in July 1980 (Fund 134), December 1981 (Fund 130) and December 1982 (Funds 132, 133, 030, 032, 033). The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"), and are used to fund certain benefits for variable annuity policies issued by Bankers Security. The assets of the Separate Accounts are invested in open-end diversified management investment companies registered under the Act.

Bankers Security ceased offering the Separate Account 134 contracts for sale in September 1981, the date that Revenue Ruling 81-225 was announced by the Internal Revenue Service. Contract owners of Separate Account 134 are subject to current taxation on income from fund shares. Bankers Security encourages contract owners to transfer their balances in this separate account to Separate Accounts 130, 132 or 133 which are closed to new contract owners but which continue to accept additional payments from existing contract owners. Similarly, Separate Accounts 030, 032 and 033 are closed to new contract owners but continue to accept incremental payments.

NOTE 2 - INVESTMENTS

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations. The difference between the beginning of year value and current market value of investments owned is recorded as unrealized gain (loss) on investments. Dividends received are generally recorded as income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold, for the year ended December 31, 1995, were:

       		Cost of Shares 		Proceeds from		        Cost of Shares	 Proceeds from
	Fund		    Acquired    		  Shares Sold  		Fund		   Acquired    	  Shares Sold
	134	    $    2,066   		  $    80,391  		 030	   $  34,333     	 $  199,501
	130	       167,584 	     	   507,745   		032	      79,159     	    763,923
	132	       193,429   		      229,162   		033	      52,098    	      53,148
	133	       150,444     		    138,414

NOTE 3 - TAXES

Bankers Security is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Since the Separate Accounts are not separate entities from Bankers Security, and their operations form a part of Bankers Security, they will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to Bankers Security.

Beginning in January 1982, contract owners of Bankers Security Variable Annuity Funds 121, 122, 123, 124, 125, 126 and 134 who were adversely affected by Internal Revenue Service Revenue Ruling 81-225 were able to exchange their contracts for Bankers Security Variable Annuity Separate Account 130, 132 or 133 contracts. These contract owners may make such transfers without incurring a charge or fee for transferring.

NOTE 4 - CHARGES AND TRANSFERS

Bankers Security deducts a daily charge equal to an annual rate of 1.0% of the daily asset value of the Separate Accounts for mortality and expense risks assumed by Bankers Security. Where applicable, premium taxes are charged.

The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Bankers Security, are offset by transfers to, or from, Bankers Security.

NOTE 5 - SUPPLEMENTARY INFORMATION

Accumulation unit values for a unit of the funds outstanding at December 31, were:

Fund		1995		 1994		 1993		 1992		 1991		 1990		 1989		 1988		 1987		 1986
134		 $2.37		$2.28		$2.22		$2.18		$2.13		$2.03		$1.90		$1.76		$1.66		$1.59
130		  2.24	  2.15		 2.09   2.04	  1.98	  1.89   1.76	  1.63	  1.53	  1.45
132		  5.36	  4.09	  4.46	  3.54   3.10	  2.03	  2.46	  1.95	  1.74   1.54
133		  3.69	  3.09   3.23	  2.58	  2.21   1.67	  1.61	  1.55		 1.35	  1.26
030	   1.99		 1.91   1.86	  1.82   1.77		 1.68   1.57	  1.45   1.36		 1.29
032		  4.81		 3.66   4.00	  3.18   2.78	  1.82   2.21		 1.75   1.56		 1.37
033		  3.38	  2.83   2.96	  2.36   2.02		 1.52   1.47	  1.41   1.24		 1.16

INDEPENDENT AUDITORS' REPORT




To Bankers Security Life Insurance Society and
   Bankers Security Variable Annuity Funds P and Q for the Centennial Annuity Plan Contract Owners:



We have audited the accompanying combined statement of assets and liabilities of the Bankers Security Variable Annuity Funds P and Q for the Centennial Annuity Plan as of December 31, 1995, and the related combined statement of operations and changes in net assets for the year ended December 31, 1995. These financial statements are the responsibility of Bankers Security Life Insurance Society management. Our responsibility is to express an opinion on these financial statements based on our audits. The statement of operations and changes in net assets for the year ended December 31, 1994 and the accumulation unit values for each of the years in the nine-year period ended December 31, 1994 were audited by other auditors whose report dated February 9, 1995 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the Bankers Security Variable Annuity Funds P and Q for the Centennial Annuity Plan as of December 31, 1995, and the combined results of operations and the changes in net assets for the year ended December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Minneapolis, MN
February 12, 1996